7. Trade Accounts Receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	R$ 309,830	R$ 355,666
Effects of applying new IFRS	21,863
Additions/ (reversals)	96,084	90,288
Reversal or write offs	(96,389)	(136,124)
Allowance for doubtful accounts, ending	331,388	309,830
Customers
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	168,211	217,466
Effects of applying new IFRS	18,941
Additions/ (reversals)	86,178	79,259
Reversal or write offs	(87,072)	(128,514)
Allowance for doubtful accounts, ending	186,258	168,211
Customers | Residential
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	22,532	66,502
Effects of applying new IFRS	(5,708)
Additions/ (reversals)	62,274	36,177
Reversal or write offs	(57,376)	(80,147)
Allowance for doubtful accounts, ending	21,722	22,532
Customers | Industrial
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	78,779	66,563
Effects of applying new IFRS	4,394
Additions/ (reversals)	10,367	26,265
Reversal or write offs	(6,343)	(14,049)
Allowance for doubtful accounts, ending	87,197	78,779
Customers | Commercial
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	59,275	67,075
Effects of applying new IFRS	16,973
Additions/ (reversals)	10,318	18,101
Reversal or write offs	(16,849)	(25,901)
Allowance for doubtful accounts, ending	69,717	59,275
Customers | Rural
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	2,731	3,130
Effects of applying new IFRS	1,646
Additions/ (reversals)	3,734	2,997
Reversal or write offs	(4,301)	(3,396)
Allowance for doubtful accounts, ending	3,810	2,731
Customers | Public Entities
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	4,835	12,981
Effects of applying new IFRS	3,262
Additions/ (reversals)	(1,313)	(3,833)
Reversal or write offs	(1,910)	(4,313)
Allowance for doubtful accounts, ending	4,874	4,835
Customers | Public lighting
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	40	104
Effects of applying new IFRS	389
Additions/ (reversals)	(304)	205
Reversal or write offs	(5)	(269)
Allowance for doubtful accounts, ending	120	40
Customers | Public service
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	19	1,111
Effects of applying new IFRS	460
Additions/ (reversals)	8	(653)
Reversal or write offs	(288)	(439)
Allowance for doubtful accounts, ending	199	19
Customers | Unbilled
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	0
Effects of applying new IFRS	1,573
Additions/ (reversals)	(71)
Reversal or write offs	0
Allowance for doubtful accounts, ending	1,502	0
Customers | Adjustment to present value
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	0
Effects of applying new IFRS	(4,048)
Additions/ (reversals)	1,165
Reversal or write offs	0
Allowance for doubtful accounts, ending	(2,883)	0
Concessionaires and Permission holder
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	133,854	132,742
Effects of applying new IFRS	4,155
Additions/ (reversals)	(8,860)	1,287
Reversal or write offs	(10)	(175)
Allowance for doubtful accounts, ending	129,139	133,854
Concessionaires and Permission holder | CCEE
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	119,665	119,665
Effects of applying new IFRS	0
Additions/ (reversals)	0	0
Reversal or write offs	0	0
Allowance for doubtful accounts, ending	119,665	119,665
Concessionaires and Permission holder | Concessionaires and Permission holder
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	14,189	13,077
Effects of applying new IFRS	4,155
Additions/ (reversals)	(8,860)	1,287
Reversal or write offs	(10)	(175)
Allowance for doubtful accounts, ending	9,474	14,189
Telecommunications
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	1,511	534
Effects of applying new IFRS	(1,233)
Additions/ (reversals)	12,749	8,309
Reversal or write offs	(9,148)	(7,332)
Allowance for doubtful accounts, ending	3,879	1,511
Gas distribution
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	6,254	4,924
Effects of applying new IFRS	0
Additions/ (reversals)	6,017	1,433
Reversal or write offs	(159)	(103)
Allowance for doubtful accounts, ending	R$ 12,112	R$ 6,254